Convertible Notes Payable to Shareholders	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Convertible Notes Payable to Shareholders
6.	CONVERTIBLE NOTES PAYABLE TO SHAREHOLDERS

In May 2010 and September 2010, the Company issued one-year convertible notes payable in the amounts of $5,000,000 and $1,500,000, respectively, to existing investors, with a stated interest rate of 7%. In November 2010, the principal and accrued interest of $176,000 were converted into 9,021,175 shares of Series C Preferred Stock at $0.74 per share. The Company also provided for the issuance of seven-year warrants to purchase Series C Preferred Stock with the notes. The issuance of the warrants was contingent upon the conversion of the notes to Series C Preferred Stock. The number of shares included in the warrants was determined by dividing 10% of the note principal converted to Series C Preferred Stock by the Series C Preferred Stock per share issue price. Concurrent with the conversion of the notes, warrants to purchase 878,370 shares of Series C Preferred Stock at $0.74 per share became exercisable. The Company estimated the fair value of the warrants on the issue date to be $474,000 using the Black-Scholes option-pricing model with the following assumptions: volatility of 80%, contractual term of seven years, risk-free interest rate of 1.85%, and no dividend yield. The Company determined the fair value of the warrants at the end of each subsequent reporting period using the Black-Scholes option-pricing model (see Note 11) until their conversion to warrants to purchase 60,532 shares of common stock upon the IPO in April 2014.

In August 2013, the Company issued convertible promissory notes in the amount of $8,824,000 to existing investors, with a stated interest rate of 7%. Outstanding principal and unpaid accrued interest due under the notes were automatically converted into shares of the Company’s common stock upon the closing of the Company’s IPO in April 2014.

In February and March 2014, the Company issued convertible promissory notes in the aggregate amount of $6,000,000 to existing investors and a convertible promissory note in the amount of $2,500,000 to a new investor. All the notes had a stated interest rate of 7%. Outstanding principal and unpaid accrued interest due under the notes were automatically converted into shares of the Company’s common stock upon the closing of the Company’s IPO in April 2014, at a conversion price equal to 77.5% of the IPO price. The Company recorded a loss on the extinguishment of the notes of $2,493,000 in April 2014, equal to the difference between the fair value of the shares into which the notes converted and the carrying amount of the notes upon the closing of the Company’s IPO.